Stein Roe Mutual Funds

Semiannual Report
March 31, 1997

Stein Roe Advisor International Fund

SR&F International Portfolio
--------------------------------------------------------------------
Investments as of March 31, 1997
(Dollar Amounts in Thousands)
(Unaudited)
                                                   NUMBER        MARKET
STOCKS (98.3%)                                   OF SHARES        VALUE

ARGENTINA (2.5%)
Telecom Argentina ADRs ........................  32,600     $     1,500
YPF Sociedad Anonima ADRs . ...................  76,000           2,014
                                                            -----------
                                                                  3,514
AUSTRALIA (1.3%)
Reinsurance Australia Corp. ................... 559,000           1,879

BELGIUM (1.6%)
Generale de Banque ............................   5,720           2,239

BRAZIL (2.1%)
Coteminas Pfd. ................................ 200,000             882
*Globex Utilidades S.A. Pfd. ..................  71,000           1,373
Perdigao S.A. Comercio e Industria Pfd. ....364,700,000             757
                                                            -----------
                                                                  3,012
CHINA (0.7%)
Yizheng Chemical Fibre .....................  4,502,000             964

FINLAND (5.2%)
Enso Gutzeit (Ordinary R Shares) ...........    240,000           2,065
Kemira  Oy .................................    128,000           1,385
Metsa-Serla Oy (B Shares) ..................    303,000           2,202
Neste Oy ...................................     60,600           1,578
                                                            -----------
                                                                  7,230
FRANCE (6.1%)
Alcatel Alsthom ............................     17,786           2,143
Generale Des Eaux ..........................     17,673           2,402
*Moulinex ..................................     77,400           1,774
Total Petroles Class B .....................     24,616           2,129
                                                            -----------
                                                                  8,448
GERMANY (6.1%)
Agiv AG ....................................     78,000           1,426
Friedrick Grohe ............................      6,300           2,009
Henkel  KGAA   Ordinary Shares ........           6,500             337
   Preferred Shares ...................          42,100           2,317
Mannesmann  AG ........................           6,100           2,331
                                                            -----------
                                                                  8,420

See accompanying notes to financial statements.

SR&F International Portfolio  continued
-----------------------------------------------------------------------
                                                   NUMBER        MARKET
                                                 OF SHARES        VALUE

HONG KONG (3.4%)
Companion Building ....................       7,227,680             597
Hong Kong Ferry .......................         530,000             947
International Bank of Asia ............       1,400,000             858
Jardine Matheson Holdings .............         163,853             950
Tian An China Investment
   Ordinary Shares ........................   5,072,000             530
   Warrants ...............................   1,014,400              35
Vitasoy ...................................     999,364             351
World Houseware Holdings ..................   6,293,680             520
                                                            -----------
                                                                  4,788

INDIA (1.0%)
Indian Petrochem GDRs .....................      92,000       $   1,035
**Reliance Industries GDSs ................      29,000             442
                                                              ---------
                                                                  1,477
INDONESIA (3.5%)
CP Indonesia ..............................     415,000             467
Ever Shine Tex ............................   2,019,688             757
Kawasan Industri Jababeka .................   1,133,333           1,546
Matahari Putra Prima ......................   1,438,000           2,096
                                                              ---------
                                                                  4,866
ISRAEL (0.5%)
Koor Industries ...........................      39,500             711

ITALY (4.8%)
Banca Popolare di Milano ..................     375,800           2,106
*Olivetti .................................   4,338,000           1,560
Telecom Italia Savings Shares .............   1,466,000           3,124
                                                              ---------
                                                                  6,790

See accompanying notes to financial statements.

SR&F International Portfolio  continued
-----------------------------------------------------------------------
                                                   NUMBER        MARKET
                                                 OF SHARES        VALUE

JAPAN (18.2%)
Canon Inc. ................................      86,000           1,841
DDI .......................................         249           1,571
Hitachi ...................................     212,000           1,884
Ito Yokado ................................      50,000           2,221
*Japan OTC Fund ...........................         840             441
Jusco Co. .................................      73,000           2,005
Kaneshita Construction ....................      73,000             528
Kokusai Securities ........................     123,000             964
Matsushita Electric Industrial ............     138,000           2,151
Mori Seiki ................................     119,000           1,634
Murata Manufacturing ......................      50,000           1,793
Promise  Co. ..............................      54,000           2,259
Suzuki Motor ..............................     201,000           1,948
Tokyo Style ...............................     105,000           1,162
*World Equity Benchmark Shares ............     134,000           1,541
Yamazen  Corporation ......................     521,000           1,629
                                                              ---------
                                                                 25,572

MALAYSIA (0.5%)
IOI Properties .............................    230,000             761

MEXICO (0.7%)
Transportation Maritima Mexicana ADRs ........  176,000             968

NETHERLANDS (3.4%)
Fortis AMEV ................................     64,057           2,496
KPN ........................................     43,306           1,605
Sphinx Kon CVA .............................     56,427             614
                                                              ---------
                                                                  4,715
NEW ZEALAND (1.2%)
Brierley Investments .......................  1,824,883           1,702

NORWAY (4.2%)
Helikopter Service .........................    129,000       $   1,897
Norsk Hydro AS .............................     42,800           2,141
Saga Petroleum A Free ......................    109,500           1,892
                                                              ---------
                                                                  5,930
PANAMA (1.6%)
Bladex ADRs ................................     46,200           2,183

PERU (0.5%)
Southern Peru Copper ADRs ..................     43,000             731

See accompanying notes to financial statements.

SR&F International Portfolio  continued
-----------------------------------------------------------------------
                                                   NUMBER        MARKET
                                                 OF SHARES        VALUE

PHILIPPINES (1.1%)
Metro Pacific ..............................  5,100,000           1,548

PORTUGAL (1.1%)
Portugal Telecom ADRs ......................     42,157           1,549

RUSSIA (1.3%)
*Fleming Russia Securities Fund ............    104,100           1,783

SOUTH KOREA (5.0%)
Korea Exchange Bank ........................    186,295           1,175
LG Electronics .............................     58,000             674
LG Securities ..............................     81,000             636
Samchully ..................................     19,983           1,430
Samsung Electronics
   GDRs ....................................     15,000             307
   Ordinary Shares .........................        896              72
   Preferred Shares ........................     25,774           1,032
**Yukong GDRs ..............................     92,500           1,653
                                                              ---------
                                                                  6,979
SPAIN (1.3%)
Acerinox SA ................................     12,600           1,773

SWEDEN (5.3%)
Avesta-Sheffield ..........................     221,000           2,391
*Biora .....................................     32,200             644
SSAB Svenskt Stal AB (B shares) ............    152,800           2,789
*Diligentia AB .............................    138,500           1,609
                                                              ---------
                                                                  7,433
SWITZERLAND (2.7%)
*Bucher  AG ................................        774             661
Danzas Holding AG ..........................      1,020             999
Novartis AG ................................      1,700           2,108
                                                              ---------
                                                                  3,768

THAILAND (2.2%)
Precious Shipping ..........................    347,100             935
Property Perfect ...........................    690,000             797
*Siam Commercial Bank ......................    200,000           1,170
Sino Thai Engineering & Construction .......    151,200             162
                                                              ---------
                                                                  3,064

See accompanying notes to financial statements.

SR&F International Portfolio  continued
-----------------------------------------------------------------------
                                                   NUMBER        MARKET
                                                 OF SHARES        VALUE

UNITED KINGDOM (9.2%)
British Gas Plc..............................      699,000      $ 1,865
*Celsis International Plc....................      487,905          837
*Centrica International Plc..................      699,000          729
Inchcape Plc.................................      611,000        2,629
Intrum Justita Plc...........................      305,000          621
Powerscreen International Plc................      136,200        1,374
SmithKline Beecham Plc Class A...............      131,164        1,945
*Tele-Communications International Plc.......      138,000        1,777
Transtec Plc.................................      595,054        1,158
                                                               --------
                                                                 12,935
                                                               --------
Total Stocks (Cost $131,277).................                   137,732
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                                                              PRINCIPAL
SHORT-TERM OBLIGATIONS (1.0%)                                    AMOUNT
-----------------------------------------------------------------------

UNITED STATES
COMMERCIAL PAPER (1.0%)
UBS Finance 6.750% 4/01/97
   (Amortized cost $1,435)...................        1,435        1,435
-----------------------------------------------------------------------
TOTAL INVESTMENTS (99.3%)
 (Cost Basis $139,163) ......................                   139,167
OTHER ASSETS, LESS LIABILITIES (0.7%)........                     1,000
                                                               --------
TOTAL NET ASSETS (100.0%)....................                  $140,167
                                                               ========
-----------------------------------------------------------------------

 * Non-income producing.
** These securities are subject to contractual or legal restrictions on their resale. At March 31, 1997, the aggregate value of these securities represented 1.5 percent of net assets.

See accompanying notes to financial statements.

Stein Roe Advisor International Fund
Balance Sheet
March 31, 1997
(All amounts in thousands, except per-share amount)
(Unaudited)

Assets
Investment in SR&F International Portfolio, at value            $    99
Cash and other assets                                                24
                                                                 ------
   Total Assets                                                 $    12
                                                                 ======
Liabilities
Other liabilities                                               $    23
                                                                 ------
   Total Liabilities                                                 23
                                                                 ------

Capital
Paid-in capital                                                     100
Accumulated undistributed realized losses on
  foreign currency transactions                                     (2)
Net unrealized appreciation of  investments                           2
                                                                 ------
   Total Capital (Net Assets)                                       100
                                                                 ------

   Total Liabilities and Capital                                $   123
                                                                 ======
Shares Outstanding (Unlimited Number Authorized)                     10
                                                                 ======
Net Asset Value (Capital) Per Share                             $  9.97
                                                                 ======

See accompanying notes to financial statements.

Stein Roe Advisor International Fund
Statement of Operations
For the Period Ended March 31, 1997 (a)
(All amounts in thousands)
(Unaudited)

Expenses
Amortization of organization expenses                           $     4
Accounting fees                                                       3
Other                                                                 1
                                                                -------
                                                                     10
Reimbursement of expenses by investment adviser                      (8)
                                                               --------
     Total Expenses                                                   2
                                                               --------
     Net Investment Loss                                             (2)
                                                               --------
Unrealized Gains on Investments
Net realized losses on foreign currency transactions
     allocated from SR&F International Portfolio                     (2)
Net change in unrealized appreciation or depreciation
     of investments                                                   2
                                                               --------
     Net Gains on Investments                                        --
                                                               --------
Net Increase in Net Assets Resulting
     from Operations                                            $    --
                                                               ========

(a) The Fund commenced operations on February 14, 1997

See accompanying notes to financial statements.

Stein Roe Advisor International Fund
Statement of Changes in Net Assets
For the Period Ended March 31, 1997 (a)
(All amounts in thousands)
(Unaudited)

Operations
Net investment income                                           $    --
Net realized losses on foreign currency transactions                 (2)
Net change in unrealized appreciation
  or depreciation of investments                                      2
                                                                -------
     Net Increase in Net Assets Resulting from Operations            --
                                                                -------

Share Transactions
Subscriptions to fund shares                                        100
                                                                -------
     Net Increase from Share Transactions                           100
                                                                -------
     Net Increase in Net Assets                                     100

Total Net Assets
Beginning of Period                                                  --
                                                                -------
End of Period                                                   $   100
                                                                =======

Analysis of Changes in Shares of Beneficial Interest
Subscriptions to fund shares                                         10
                                                                -------
Net increase in fund shares                                          10
Shares outstanding at beginning of period                            --
                                                                -------
Shares outstanding at end of period                                  10
                                                                =======

(a) The Fund commenced operations on February 14, 1997.

See accompanying notes to financial statements.

SR&F International Portfolio
-----------------------------------------------------------------------
Balance Sheet
(All Amounts in Thousands)
(Unaudited)

                                                              MARCH 31,
                                                                   1997
                                                               --------

ASSETS
Investments, at market value ...............................   $139,164
Cash .......................................................        848
Dividends receivable .......................................        279
                                                               --------
   Total Assets ............................................    140,291
                                                               ========

LIABILITIES
Payable to investment adviser ..............................   $    101
Other liabilities ..........................................         27
                                                               --------
   Total Liabilities .......................................        128
                                                               --------
Net Assets Applicable to Investors' Beneficial Interests....   $140,163
                                                               ========

See accompanying notes to financial statements.

SR&F International Portfolio
-----------------------------------------------------------------------
Statement of Operations
(All Amounts in Thousands)
(Unaudited)

                                                                 PERIOD
                                                                  ENDED
                                                              MARCH 31,
                                                                1997(a)
                                                             ----------

INVESTMENT INCOME
Dividends ...............................................       $   541
Interest Income .........................................            46
                                                                -------
                                                                    587
Foreign taxes withheld ..................................           (62)
                                                                -------
   Total Investment Income ..............................           525

EXPENSES
Management fees .........................................           187
Accounting fees .........................................             5
Audit and legal fees ....................................             4
                                                                -------
   Total Expenses .......................................           196
                                                                -------
Net Investment Income ...................................           329
                                                                -------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS
Net realized gains on investments .......................         2,060
Net realized losses on foreign currency transactions ....           (36)
Net change in unrealized appreciation or depreciation of
   investments and foreign currency transactions ........         6,450
                                                                -------
   Net Gains on Investments and
    Foreign Currency Transactions .......................         8,474
                                                                -------
Net Increase in Net Assets Resulting from Operations ....       $ 8,803
                                                                 ======

 (a) The Portfolio commenced operations on February 3, 1997.

See accompanying notes to financial statements.

SR&F International Portfolio
-----------------------------------------------------------------------
Statement of Changes in Net Assets
(All Amounts in Thousands)
(Unaudited)

                                                                 PERIOD
                                                                  ENDED
                                                              MARCH 31,
                                                                1997(a)
                                                             ----------

OPERATIONS
Net investment income........................................  $    329
Net realized gains on investments and foreign
   currency transactions.....................................     2,024
Net change in unrealized appreciation or depreciation of
   investments..............................................      6,450
                                                             ----------
Net Increase in Net Assets Resulting from Operations......        8,803
                                                             ----------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions.............................................      139,079
Withdrawals...............................................      (7,719)
                                                             ----------
   Net Increase from Transactions in Investors' Beneficial
      Interests.............................................    131,360
                                                             ----------
   Net Increase in Net Assets...........................        140,163

TOTAL NET ASSETS
Beginning of Period.....................................             --
                                                             ----------
End of Period............................................      $140,163
                                                             ==========

 (a) The Portfolio commenced operations on February 3, 1997.

See accompanying notes to financial statements.

Notes to Financial Statements
-----------------------------------------------------------------------

Note 1. Organization of the SR&F International Portfolio

The SR&F International Portfolio (the "Portfolio") is a separate series of the SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. The Portfolio commenced operations on February 3, 1997. At commencement, the Stein Roe International Fund contributed $143,615 in securities and other assets. On February 14, 1997 Stein Roe Advisor International Fund contributed cash of $100.

The Portfolio allocates net asset value, income and expenses based on respective percentage ownership of each investor on a daily basis. At March 31, 1997, Stein Roe International Fund and Stein Roe Advisor International Fund owned 99.93 percent and .07 percent, respectively.

Note 2. Significant Accounting Policies

The following are the significant accounting policies of Stein Roe Advisor International Fund (the "Fund"), a series of the Stein Roe Investment Trust (a Massachusetts business trust) and the SR&F International Portfolio (the "Portfolio"), a series of the SR&F Base Trust (a Massachusetts common law trust). These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuations
All securities are valued as of March 31, 1997. Securities are valued, depending on the security involved, at the last reported sales price, last bid or asked price, or the mean between last bid and asked price as of the close of the appropriate exchange or other designated time. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security. Other assets and securities of the Portfolio are valued by a method that the Board of Trustees believes represents a fair value.

Currency Translations
For purposes of valuation, assets and liabilities are translated into U.S. dollars using currency exchange rates that represent the mid-point between the bid and asked rates as of 4:00 p.m., London time. Purchases and sales or securities are translated into U.S. dollars using the prevailing exchange on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Forward Currency
Exchange ContractsThe Portfolio may enter into forward currency exchange contracts under which the Portfolio is obligated to exchange currencies at specified future dates. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. The Portfolio did not have any open contracts at March 31, 1997.

Federal Income Taxes
No provision is made for federal income taxes since the Fund elects to be taxed as a "regulated investment company" and make such distributions to its shareholders as to be relieved of all federal income taxes under provisions of current federal tax law.

The Fund intends to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward up to eight years following the year of the loss, and offset such losses against any future realized gains.

Distributions to Shareholders
Dividends from net investment income and capital gains, if any, are distributed annually. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings that result in temporary overdistributions are classified as distributions in excess of net investment income or net realized gains, and any permanent differences are reclassified to paid-in capital.

Other Information
The books and records of the Fund and Portfolio are maintained in U.S. dollars. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Realized gains or losses from sales of securities are determined on the specific identified cost basis.

All amounts, except per-share amounts, are shown in thousands.

Note 3. Trustees' Fees and Transactions with Affiliates

The Fund and Portfolio pay monthly management and administrative fees, computed and accrued daily, to Stein Roe & Farnham Incorporated (the "Adviser"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment adviser and manager. The management fee for the Portfolio is computed at an annual rate of .85 percent of average daily net assets. The administrative fee for the Fund is computed at an annual rate of .15 percent of average daily net assets.

The administrative agreement for the Fund provides that the Adviser will reimburse the Fund to the extent that annual expenses, excluding certain expenses, exceed the applicable limits prescribed by any state in which the Fund's shares are offered for sale. In addition, the Adviser has agreed to reimburse the Fund to the extent that expenses exceed 1.75 percent of average daily net assets. This expense limitation expires on January 31, 1998, subject to earlier termination by the Adviser on 30 days' notice.

The transfer agent fees are paid to SteinRoe Services Inc. (SSI), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company. SSI has entered into an agreement with Colonial Investors Service Center, Inc., an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, to act as sub-transfer agent for the Fund.

The Adviser also provides certain fund accounting services. For the period ended March 31, 1997, the Fund and Portfolio incurred charges of $3, and $2, respectively.

Certain officers and trustees of the Trusts are also officers of the Adviser. The compensation of trustees not affiliated with the Adviser for the Portfolio for the period ended March 31, 1997, was $3. No remuneration was paid to any other trustee or officer of the Trusts.

The Board of Trustees of each Trust has adopted procedures permitting securities transactions among the Funds and Portfolios, clients of Stein Roe and other affiliated entities. The aggregate cost of purchases and proceeds from sales from such securities transactions for the Portfolio for the period ended March 31, 1997 were $1,109 and $800, respectively.

Note 4. Short-Term Debt

To facilitate portfolio liquidity, the Fund and Portfolio maintain borrowing arrangements under which they can borrow against portfolio securities. Neither the Fund nor the Portfolio had borrowings during the period ended March 31, 1997.

Note 5. Investment Transactions

The aggregate cost of purchases and proceeds from sales for the Portfolio (other than short-term obligations) for the period ended March 31, 1997, were $10,272 and $7,334, respectively.

At March 31, 1997, the cost of investments for federal income tax purposes and for financial reporting were the same. Unrealized appreciation and depreciation on a tax basis were $21,737 and $15,286, respectively.

Note 6. Distribution and Service Plans

The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts.

Annual fees under the Plans of up to .25 percent are computed annually as a percentage of average daily net assets.

Stein Roe Advisor International Fund
Financial Highlights

Selected per-share data (for a share outstanding throughout the period), ratios and supplemental data.

                                                                 Period
                                                                  Ended
                                                               March 31,
                                                                 1997 (a)
                                                                ---------
Net Asset Value, Beginning of Period                             $10.00
                                                              ---------
Income From Investment Operations
  Net investment income                                            0.01
  Net realized and unrealized losses on investments               (0.04)
                                                              ---------
      Total from investment operations                            (0.03)
                                                              ---------
Net Asset Value, End of Period                                    $9.97
                                                              =========
Ratio of net expenses to average net assets (b)                  1.77%*
Ratio of net investment income to average net assets (c)         0.82%*
Total return                                                     -0.30%
Net assets, end of period                                  $        100

* Annualized
(a) The Fund commenced operations on February 14, 1997.
(b) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by the investment adviser, this ratio would have been 65.57 percent for the period ended March 31, 1997.
(c) Computed giving effect to the investment adviser's expense limitation undertaking.

Financial Highlights
-----------------------------------------------------------------------

SR&F International Portfolio
(Unaudited)

                                                                 PERIOD
                                                                  ENDED
                                                              MARCH 31,
                                                               1997 (a)
                                                              ---------

RATIOS TO AVERAGE NET ASSETS
Ratio of net investment income to average net assets............ 1.50%*
Ratio of net expenses to average net assets..................... 0.89%*
Portfolio turnover rate.........................................     5%
Average commissions (per share)................................ $0.0129

*Annualized
(a) The Portfolio commenced operations on February 3, 1997.

Trustees
Timothy K. Armour
  President, Mutual Fund Division and Director, Stein Roe & Farnham
  Incorporated
Kenneth L. Block
  Chairman Emeritus, A.T. Kearney, Inc.
William W. Boyd
  Chairman and Director, Sterling Plumbing Group Inc.
Lindsay Cook
  Senior Vice President, Liberty Financial Companies, Inc.
Douglas A. Hacker
  Senior Vice President and Chief Financial Officer, United Airlines
Janet Langford Kelly
  Senior Vice President, Secretary and General Counsel, Sara Lee Corporation Francis W. Morley
  Chairman, Employer Plan Administrators and Consultants Co.
Charles R. Nelson
  Van Voorhis Professor of Political Economy, University of Washington Thomas C. Theobald
  Managing Director, William Blair Capital Partners

Officers
Timothy K. Armour, President
Jilaine H. Bauer, Executive Vice President, Secretary
Hans P. Ziegler, Executive Vice President
Gary A. Anetsberger, Senior Vice President, Chief Financial Officer Bruno Bertocci, Vice President
David P. Brady, Vice President
Thomas W. Butch, Vice President
Daniel K. Cantor, Vice President
Philip J. Crosley, Vice President
E. Bruce Dunn, Vice President
Erik P. Gustafson, Vice President
David P. Harris, Vice President
Harvey B. Hirschhorn, Vice President
Eric S. Maddix, Vice President
Lynn C. Maddox, Vice President
Anne E. Marcel, Vice President
Arthur J. McQueen, Vice President
Nicolette D. Parrish, Vice President, Assistant Secretary
Cynthia A. Prah, Vice President
Richard B. Peterson, Vice President
Gloria J. Santella, Vice President
Thomas P. Sorbo, Vice President
Heidi J. Walter, Vice President
Stacy H. Winick, Vice President
Sharon R. Robertson, Controller
Judith E. Perrie, Treasurer
Margaret O. Zwick, Assistant Treasurer
Janet B. Rysz, Assistant Secretary

Agents and Advisers

Stein Roe & Farnham Incorporated
Investment Adviser

State Street Bank and Trust Company
Custodian

SteinRoe Services Inc.
Transfer Agent

Bell, Boyd & Lloyd
Legal Counsel to the Trust

Arthur Andersen LLP
Independent Public Accountants